Restricted Net Assets (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Restricted Net Assets [Abstract]
Restricted net assets	$ 260,143
Paid-in-capital	65,622
Additional paid-in-capital	$ 194,521